TAXES PAYABLE	6 Months Ended
Dec. 31, 2021
TAXES PAYABLE
TAXES PAYABLE

NOTE 13. TAXES PAYABLE

Taxes payable consisted of the following:

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
VAT payable	¥643,896	¥1,636,737	$257,291
Income tax payable	440,030	440,030	69,172
Other taxes payable	165,068	261,128	41,049
Total taxes payable	¥1,248,994	¥2,337,895	$367,512